Federated Hermes Fund for U.S. Government Securities II
Portfolio of Investments
September 30, 2023 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—64.9%
	Federal Home Loan Mortgage Corporation—18.6%
$5,932,318	2.000%, 1/1/2052	$ 4,529,071
1,790,822	2.000%, 1/1/2052	1,381,767
1,415,898	2.500%, 9/1/2050	1,135,806
1,238,501	2.500%, 1/1/2052	992,921
2,568,870	2.500%, 4/1/2052	2,060,296
429,461	3.500%, 6/1/2052	374,814
1,369,363	3.500%, 7/1/2052	1,189,125
53,379	4.000%, 12/1/2047	48,295
477,327	4.000%, 11/1/2052	425,976
1,178,837	4.500%, 11/1/2037	1,130,363
166,420	5.000%, 1/1/2034	164,127
51,610	5.000%, 5/1/2034	50,899
38,129	5.000%, 4/1/2036	37,557
13,902	5.000%, 5/1/2036	13,693
8,583	5.000%, 6/1/2036	8,454
34,099	5.000%, 6/1/2040	33,589
291,791	5.500%, 5/1/2034	291,580
11,383	5.500%, 12/1/2035	11,396
64,519	5.500%, 2/1/2036	64,648
45,905	5.500%, 5/1/2036	45,977
3,052	5.500%, 5/1/2036	3,062
5,318	5.500%, 5/1/2036	5,330
3,365	5.500%, 6/1/2036	3,376
876	5.500%, 6/1/2036	878
42,056	5.500%, 11/1/2037	42,184
77,974	5.500%, 1/1/2038	78,197
348,557	5.500%, 5/1/2038	345,386
3,406	6.000%, 1/1/2032	3,425
11,340	6.000%, 2/1/2032	11,431
45,640	6.000%, 4/1/2036	46,364
5,319	6.000%, 5/1/2036	5,404
128,681	6.000%, 6/1/2037	131,377
7,971	6.000%, 7/1/2037	8,123
2,835	6.500%, 3/1/2029	2,864
1,664	6.500%, 6/1/2029	1,681
1,020	6.500%, 7/1/2029	1,031
323	6.500%, 9/1/2029	325
771	7.000%, 12/1/2029	787
280	7.000%, 6/1/2030	286
100	7.000%, 11/1/2030	103
141,131	7.000%, 4/1/2032	146,394
5,300	7.500%, 1/1/2031	5,496
1,109	8.500%, 5/1/2030	1,155
143	9.000%, 2/1/2025	144
	TOTAL	14,835,157

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—25.8%
$2,142,792	2.000%, 7/1/2050	$ 1,643,296
898,986	2.000%, 7/1/2051	688,585
1,888,535	2.000%, 8/1/2051	1,450,668
892,696	2.000%, 2/1/2052	682,093
1,898,857	2.000%, 2/1/2052	1,449,696
759,583	2.000%, 2/1/2052	582,520
597,075	2.500%, 10/1/2051	478,123
842,600	2.500%, 1/1/2052	671,836
36,300	3.000%, 2/1/2047	30,868
565,556	3.000%, 2/1/2048	472,616
1,890,618	3.000%, 2/1/2048	1,596,470
829,948	3.000%, 5/1/2051	687,076
1,524,770	3.000%, 2/1/2052	1,265,146
1,119,857	3.000%, 6/1/2052	934,427
1,486,983	3.500%, 8/1/2037	1,374,251
1,517,891	3.500%, 9/1/2037	1,402,816
533,472	3.500%, 12/1/2046	465,765
329,634	3.500%, 12/1/2047	289,054
820,465	3.500%, 1/1/2048	718,179
951,938	3.500%, 11/1/2050	834,824
622,678	3.500%, 6/1/2052	538,969
124,146	4.500%, 10/1/2041	118,913
845,140	4.500%, 2/1/2053	776,841
126,433	5.000%, 7/1/2034	124,695
15,152	5.000%, 11/1/2035	14,923
69,138	5.500%, 9/1/2034	69,149
28,389	5.500%, 1/1/2036	28,435
36,228	5.500%, 4/1/2036	36,292
975,840	5.500%, 6/1/2053	943,758
1,197	6.000%, 7/1/2029	1,197
920	6.000%, 5/1/2031	927
5,217	6.000%, 5/1/2036	5,307
94,611	6.000%, 7/1/2036	96,406
2,290	6.000%, 7/1/2036	2,331
22,499	6.000%, 9/1/2037	22,939
18,962	6.000%, 11/1/2037	19,355
12,598	6.000%, 12/1/2037	12,702
1,245	6.500%, 6/1/2029	1,262
99	6.500%, 6/1/2029	101
97	6.500%, 7/1/2029	99
146	6.500%, 7/1/2029	148
1,919	6.500%, 7/1/2029	1,937
112	6.500%, 7/1/2029	113
82	6.500%, 8/1/2029	82
2,995	6.500%, 9/1/2030	3,044
12,764	6.500%, 6/1/2031	13,023
9,809	6.500%, 4/1/2032	10,043
41	7.000%, 2/1/2024	40
1,100	7.000%, 10/1/2029	1,124
9,120	7.000%, 10/1/2029	9,353
3,212	7.000%, 11/1/2030	3,314

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 68,859		7.000%, 4/1/2032	$ 71,396
387		7.500%, 8/1/2028	395
117		7.500%, 9/1/2028	120
2,657		7.500%, 2/1/2030	2,748
1,299		8.000%, 7/1/2030	1,355
		TOTAL	20,651,145
		Government National Mortgage Association—18.0%
1,857,810		2.000%, 6/20/2052	1,469,445
2,691,563		2.500%, 6/20/2051	2,204,870
590,989		3.000%, 11/20/2047	506,816
1,006,131		3.500%, 1/20/2048	886,881
517,561		3.500%, 5/20/2052	453,792
984,874		4.000%, 10/20/2052	887,262
970,893		4.000%, 12/20/2052	874,591
194,731		4.500%, 6/20/2039	185,901
154,087		4.500%, 10/15/2039	146,710
220,821		4.500%, 8/20/2040	210,644
961,059		4.500%, 10/20/2052	888,667
115,859		5.000%, 7/15/2034	113,332
945,337		5.000%, 9/20/2052	897,181
923,177		5.500%, 10/20/2052	896,282
1,500,000		5.500%, 9/20/2053	1,456,301
7,198		6.000%, 4/15/2032	7,221
18,273		6.000%, 5/15/2032	18,427
66,867		6.000%, 4/15/2036	67,753
60,313		6.000%, 5/15/2036	61,105
16,594		6.000%, 7/20/2036	16,837
17,370		6.000%, 5/20/2037	17,652
101,548		6.000%, 7/20/2038	103,361
1,835,109		6.000%, 10/20/2052	1,819,426
23		6.500%, 12/15/2023	23
297		6.500%, 5/15/2024	297
328		6.500%, 6/15/2029	330
987		6.500%, 6/15/2031	994
2,291		6.500%, 7/20/2031	2,327
2,145		6.500%, 8/20/2031	2,178
18,949		6.500%, 10/15/2031	19,240
21,521		6.500%, 12/15/2031	21,817
2,084		6.500%, 4/15/2032	2,113
14,959		6.500%, 5/15/2032	15,175
133,866		6.500%, 5/15/2032	135,908
270		7.500%, 10/15/2029	277
2,097		7.500%, 3/20/2030	2,152
737		8.000%, 4/15/2030	764
		TOTAL	14,394,052
	[1]	Uniform Mortgage-Backed Securities, TBA—2.5%
2,000,000		6.000%, 10/20/2053	1,981,868
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $55,077,588)	51,862,222

Principal Amount			Value
		U.S. TREASURIES—19.2%
		U.S. Treasury Bonds—7.3%
$1,000,000		2.750%, 8/15/2042	$ 733,125
300,000		2.875%, 11/15/2046	215,461
1,750,000		3.375%, 5/15/2044	1,396,445
600,000		3.375%, 11/15/2048	470,602
500,000		3.625%, 5/15/2053	413,985
300,000		4.000%, 11/15/2052	265,728
500,000		4.125%, 8/15/2053	453,906
1,900,000		4.500%, 2/15/2036	1,892,600
		TOTAL	5,841,852
		U.S. Treasury Notes—11.9%
800,000		0.625%, 3/31/2027	695,063
2,400,000		0.625%, 11/30/2027	2,035,219
1,500,000		2.375%, 3/31/2029	1,335,239
250,000		2.500%, 2/28/2026	236,347
750,000		2.625%, 7/31/2029	672,974
1,500,000		2.750%, 8/31/2025	1,435,957
1,000,000		3.500%, 1/31/2028	954,594
500,000		3.500%, 1/31/2030	468,681
1,000,000		3.500%, 4/30/2030	935,898
750,000		3.875%, 12/31/2029	718,417
		TOTAL	9,488,389
		TOTAL U.S. TREASURIES (IDENTIFIED COST $16,107,464)	15,330,241
		COLLATERALIZED MORTGAGE OBLIGATIONS—8.6%
		Government National Mortgage Association—0.4%
354,326		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	325,025
		Non-Agency Mortgage-Backed Securities—8.2%
58,896		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	5,637
65,705		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	56,845
990,542		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	751,225
531,668		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	438,460
1,092,354	[2]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.937% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,000,253
1,255,805		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	991,252
1,348,557		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	1,021,058
1,163,452		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	880,906
628,374		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/25/2053	611,143
1,068,864		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	810,625
		TOTAL	6,567,404
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,246,943)	6,892,429
		ASSET-BACKED SECURITIES—4.4%
		Auto Receivables—0.4%
311,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	303,498
		Single Family Rental Securities—1.1%
605,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	501,756
409,212		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	379,494
		TOTAL	881,250
		Student Loans—2.9%
175,711		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	156,628
363,591		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	320,329
192,525		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	175,087

Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—continued
$ 633,719		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	$ 529,682
810,810		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	684,619
447,061	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.546% (CME Term SOFR 1 Month +1.214%), 7/15/2053	442,478
		TOTAL	2,308,823
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,941,125)	3,493,571
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.6%
		Agency Commercial Mortgage-Backed Securities—1.6%
457,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	407,300
1,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	890,132
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,327,154)	1,297,432
		REPURCHASE AGREEMENT—1.6%
1,285,000		Interest in $1,894,000,000 joint repurchase agreement 5.30%, dated 9/29/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,894,836,517 on 10/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $1,932,733,247. (IDENTIFIED COST $1,285,000)	1,285,000
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $85,985,274)	80,160,895
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[3]	(218,535)
		TOTAL NET ASSETS—100%	$79,942,360
At September 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	12	$2,432,531	December 2023	$(5,281)
United States Treasury Notes 10-Year Long Futures	8	$864,500	December 2023	$(16,112)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(21,393)
The average notional value of long contracts held by the Fund throughout the period was $2,077,692. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate